UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

January 31, 2008
                                                                                                                                                                unaudited

Common stocks — 86.04%	Shares	Market value (000)

ENERGY — 7.03%
Apache Corp.	420,000	$40,085
BJ Services Co.	3,333,037	72,493
Chevron Corp.	2,508,304	211,952
ConocoPhillips	2,935,000	235,739
Devon Energy Corp.	2,000,000	169,960
Halliburton Co.	1,200,000	39,804
Hess Corp.	1,900,000	172,577
Marathon Oil Corp.	5,353,600	250,816
Schlumberger Ltd.	880,400	66,435
Spectra Energy Corp	1,900,000	43,396
Sunoco, Inc.	500,000	31,100
		1,334,357

MATERIALS — 4.58%
Air Products and Chemicals, Inc.	1,850,000	166,537
Dow Chemical Co.	2,250,000	86,985
E.I. du Pont de Nemours and Co.	1,350,000	60,993
International Paper Co.	2,350,000	75,788
MeadWestvaco Corp.	5,000,000	140,000
Monsanto Co.	716,000	80,507
Potash Corp. of Saskatchewan Inc.	510,000	71,849
Praxair, Inc.	1,400,000	113,274
Sonoco Products Co.	1,284,000	39,624
Weyerhaeuser Co.	500,000	33,860
		869,417

INDUSTRIALS — 13.07%
3M Co.	1,185,000	94,385
Avery Dennison Corp.	3,375,000	174,892
Boeing Co.	500,000	41,590
Cintas Corp.	1,945,000	63,835
Emerson Electric Co.	1,300,000	66,092
General Dynamics Corp.	770,000	65,034
General Electric Co.	14,250,000	504,593
Illinois Tool Works Inc.	428,000	21,571
Norfolk Southern Corp.	5,082,000	276,410
Northrop Grumman Corp.	1,000,000	79,360
Pentair, Inc.	1,950,000	61,932
Pitney Bowes Inc.	2,650,000	97,255
R.R. Donnelley & Sons Co.	5,685,000	198,350
Southwest Airlines Co.	5,930,000	69,559
Tyco International Ltd.	1,145,300	45,079
United Parcel Service, Inc., Class B	3,550,000	259,718
United Technologies Corp.	4,100,000	300,981
Waste Management, Inc.	1,800,000	58,392
		2,479,028

CONSUMER DISCRETIONARY — 8.45%
Carnival Corp., units	1,475,000	65,623
Darden Restaurants, Inc.	2,800,000	79,296
Harley-Davidson, Inc.	1,508,000	61,195
Home Depot, Inc.	750,000	23,002
Johnson Controls, Inc.	3,700,000	130,869
Leggett & Platt, Inc.	5,150,000	97,953
Lowe’s Companies, Inc.	7,731,600	204,423
Magna International Inc., Class A	1,772,700	139,565
Mattel, Inc.	4,100,000	86,141
News Corp., Class A	2,350,000	44,415
Omnicom Group Inc.	1,500,000	68,055
Ross Stores, Inc.	1,000,000	29,150
Royal Caribbean Cruises Ltd.	4,400,000	177,232
Target Corp.	2,612,000	145,175
Time Warner Inc.	6,036,900	95,021
VF Corp.	1,150,000	88,975
YUM! Brands, Inc.	1,980,000	67,637
		1,603,727

CONSUMER STAPLES — 7.16%
Avon Products, Inc.	1,141,900	39,989
Coca-Cola Co.	750,000	44,378
ConAgra Foods, Inc.	6,070,000	130,687
General Mills, Inc.	1,250,000	68,263
H.J. Heinz Co.	4,053,700	172,525
Kellogg Co.	1,585,600	75,950
Kimberly-Clark Corp.	2,410,000	158,217
PepsiCo, Inc.	3,710,000	252,985
Walgreen Co.	4,300,000	150,973
Wal-Mart Stores, Inc.	2,950,000	150,096
Wm. Wrigley Jr. Co.	2,000,000	114,860
		1,358,923

HEALTH CARE — 9.18%
Abbott Laboratories	6,300,000	354,690
Amgen Inc.[1]	1,705,000	79,436
AstraZeneca PLC (ADR)	1,295,000	54,196
Becton, Dickinson and Co.	600,000	51,918
Bristol-Myers Squibb Co.	9,182,200	212,935
Cardinal Health, Inc.	2,020,000	117,099
Covidien Ltd.	1,595,300	71,198
Eli Lilly and Co.	2,900,000	149,408
Johnson & Johnson	600,000	37,956
Medtronic, Inc.	3,707,000	172,635
Merck & Co., Inc.	1,500,000	69,420
Pfizer Inc	6,955,000	162,678
Schering-Plough Corp.	4,475,000	87,576
Wyeth	3,043,000	121,111
		1,742,256

FINANCIALS — 11.32%
Allstate Corp.	1,200,000	59,124
American International Group, Inc.	2,829,000	156,048
Aon Corp.	2,750,000	119,680
Arthur J. Gallagher & Co.	867,331	22,039
Bank of America Corp.	7,950,000	352,583
Bank of New York Mellon Corp.	2,610,000	121,704
Citigroup Inc.	9,335,000	263,434
Fannie Mae	6,667,896	225,775
First Horizon National Corp.	1,380,000	29,905
Freddie Mac	3,630,700	110,337
Huntington Bancshares Inc.	4,720,000	63,484
JPMorgan Chase & Co.	4,866,000	231,378
Lincoln National Corp.	1,322,900	71,913
Marsh & McLennan Companies, Inc.	1,100,300	30,368
Travelers Companies, Inc.	1,000,000	48,100
U.S. Bancorp	1,750,000	59,412
Wachovia Corp.	1,500,000	58,395
Washington Mutual, Inc.	4,123,000	82,130
Wells Fargo & Co.	1,200,000	40,812
		2,146,621

INFORMATION TECHNOLOGY — 12.29%
Automatic Data Processing, Inc.	750,000	30,428
Cisco Systems, Inc.[1]	3,950,000	96,775
Hewlett-Packard Co.	6,600,000	288,750
Intel Corp.	10,640,000	225,568
International Business Machines Corp.	4,510,000	484,103
KLA-Tencor Corp.	1,242,000	51,891
Linear Technology Corp.	2,745,000	75,954
Maxim Integrated Products, Inc.	900,000	17,694
Microchip Technology Inc.	7,356,625	234,750
Microsoft Corp.	13,432,898	437,912
Nokia Corp. (ADR)	500,000	18,475
Oracle Corp.[1]	8,200,000	168,510
Texas Instruments Inc.	4,100,000	126,813
Tyco Electronics Ltd.	900,000	30,429
Xilinx, Inc.	1,970,000	43,084
		2,331,136

TELECOMMUNICATION SERVICES — 4.41%
AT&T Inc.	9,259,097	356,383
Embarq Corp.	5,214,250	236,205
Sprint Nextel Corp., Series 1	13,860,000	145,946
Verizon Communications Inc.	2,512,334	97,579
		836,113

UTILITIES — 6.75%
Ameren Corp.	3,953,680	177,164
American Electric Power Co., Inc.	1,435,000	61,461
Dominion Resources, Inc.	1,700,000	73,100
DTE Energy Co.	750,000	31,988
Duke Energy Corp.	3,800,000	70,908
Exelon Corp.	2,548,400	194,163
FirstEnergy Corp.	1,620,000	115,376
PPL Corp.	1,724,000	84,338
Progress Energy, Inc.	200,000	9,034
Public Service Enterprise Group Inc.	800,000	76,800
Questar Corp.	3,000,000	152,730
Southern Co.	3,700,000	134,495
Xcel Energy Inc.	4,745,000	98,649
		1,280,206

MISCELLANEOUS — 1.80%
Other common stocks in initial period of acquisition		341,659

Total common stocks (cost: $13,698,282,000)		16,323,443

Convertible securities — 0.86%

FINANCIALS — 0.69%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,2,3]	1,725,000	93,236
SLM Corp., Series C, 7.25% convertible preferred 2010[1]	33,925	37,487
		130,723

MISCELLANEOUS — 0.17%
Other convertible securities in initial period of acquisition		32,931

Total convertible securities (cost: $149,225,000)		163,654

	Principal amount
Short-term securities — 13.02%	(000)

AT&T Inc. 3.80% due 2/28/2008[4]	$25,000	24,926
Bank of America Corp. 3.735% due 4/14/2008	46,200	45,908
Caterpillar Financial Services Corp. 4.20% due 2/19/2008	37,200	37,117
Coca-Cola Co. 3.25%–4.23% due 3/4–4/8/2008[4]	117,500	116,948
Eaton Corp. 4.54% due 2/29/2008[4]	25,000	24,905
Fannie Mae 4.19%–4.23% due 2/15–3/12/2008	171,700	171,225
Federal Farm Credit Banks 4.09% due 2/4/2008	76,200	76,165
Federal Home Loan Bank 3.10%–4.62% due 2/6–4/16/2008	424,200	422,126
Freddie Mac 2.84%–4.24% due 3/20–5/22/2008	297,300	295,342
General Electric Capital Corp. 3.00% due 2/1/2008	17,000	16,999
General Electric Capital Services, Inc. 4.63% due 3/10/2008	39,000	38,818
General Electric Co. 4.52% due 3/28/2008	50,000	49,744
Harley-Davidson Funding Corp. 4.45% due 2/15/2008[4]	7,100	7,085
Hewlett-Packard Co. 3.02% due 3/26/2008[4]	60,300	60,022
IBM International Group Capital LLC 3.04%–4.00% due 2/13–2/20/2008[4]	43,700	43,633
International Lease Finance Corp. 4.22%–4.23% due 3/5–4/24/2008	100,000	99,436
JPMorgan Chase & Co. 3.05%–5.06% due 2/6–4/23/2008	157,900	157,336
Lowe’s Cos, Inc. 3.91% due 2/14/2008	24,700	24,662
NetJets Inc. 4.15% due 2/1–3/12/2008[4]	39,000	38,931
Private Export Funding Corp. 4.01%–4.67% due 2/8–4/8/2008[4]	90,000	89,779
Procter & Gamble International Funding S.C.A. 2.99%–4.74% due 2/5–3/10/2008[4]	277,600	277,064
U.S. Treasury Bills 3.015%–4.115% due 3/20–6/19/2008	111,100	110,574
Union Bank of California 4.34% due 4/11/2008	35,000	35,086
United Parcel Service Inc. 4.15%–4.40% due 2/22–4/7/2008[4]	147,400	146,729
Wal-Mart Stores Inc. 3.10%–3.65% due 3/4–3/18/2008[4]	58,900	58,685

Total short-term securities (cost: $2,467,654,000)		2,469,245

Total investment securities (cost: $16,315,161,000)		18,956,342
Other assets less liabilities		15,862

Net assets		$18,972,204

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $93,236,000.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $86,250,000)
 may be subject to legal or contractual restrictions on resale.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $888,707,000, which represented 4.68% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,838,028
Gross unrealized depreciation on investment securities	(1,201,597)
Net unrealized appreciation on investment securities	2,636,431
Cost of investment securities for federal income tax purposes	16,319,911

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-903-0308O-S10867

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: March 28, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 28, 2008